SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity
A summary of the Company's stock option activity, pertaining to its option plans for employees and related information is as follows:

	Year ended December 31,
	2012		2011		2010
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	3,164,090	$5.90	3,427,870	$3.81	4,081,683	$3.07
Granted	1,301,455	$8.11	649,000	$14.31	906,850	$5.36
Forfeited	(158,718)	$12.15	(93,859)	$8.57	(316,612)	$3.89
Exercised	(1,596,917)	$3.72	(818,921)	$3.46	(1,244,051)	$2.50

Outstanding at end of year	2,709,910	$11.03	3,164,090	$5.90	3,427,870	$3.81

Exercisable at end of year	819,869	$6.62	1,592,432	$3.66	1,638,086	$3.46

Vested and Expected to Vest	1,686,435	$9.86	2,324,031	$4.80	3,019,542	$3.7

Schedule of Stock Options Outstanding
The options outstanding as of December 31, 2012, have been classified by exercise price, as follows:

Exercise price	Shares upon exercise of options outstanding as of December 31, 2012	Weighted average remaining contractual life	Shares upon exercise of options exercisable as of December 31, 2012
		Years
$27.58	90,000	9.70	6,250
$26.62	67,000	9.34	625
$25.83	50,000	9.44	-
$23.31-23.72	290,000	9.69	1,001
$17.07	338,000	9.11	11,500
$16.82	15,000	8.92	5,000
$15.20-15.43	271,086	8.47	108,687
$9.25-14.52	191,807	8.65	53,946
$7.25	246,598	7.87	135,132
$5.25-6.52	44,560	6.59	27,125
$4.00-4.95	234,780	7.52	74,735
$3.00-3.75	244,327	6.15	186,896
$2.05-2.97	180,686	5.93	164,453
$1.23-1.56	6,801	5.32	5,988
$0.03	439,265	9.49	38,531

	2,709,910		819,869